OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities
OTHER NON-CURRENT LIABILITIES:

	December 29, 2019	December 30, 2018

Employee benefit obligation - Statutory severance and pre-notice (a)	$27,767	$22,075
Employee benefit obligation - Defined contribution plan (b)	3,633	3,498
Provisions (c)	10,790	14,343
	$42,190	$39,916

Disclosure of net defined benefit liability
Statutory severance and pre-notice obligations:

	2019	2018

Obligation, beginning of fiscal year	$22,075	$16,096
Service cost	14,226	13,500
Interest cost	6,798	6,478
Actuarial loss(1)	1,296	1,694
Foreign exchange gain	(584)	(537)
Benefits paid	(16,044)	(15,156)
Obligation, end of fiscal year	$27,767	$22,075
(1) The actuarial loss is due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Disclosure of other provisions
Provisions:

	Decommissioning and	Lease exit
	site restoration costs	costs	Total

Balance, December 30, 2018	$9,724	$4,619	$14,343
Impact of initial adoption of IFRS 16 (note 2(c))	—	(4,619)	(4,619)
Changes in estimates made during the fiscal year	779	—	779
Accretion of interest	287	—	287
Balance, December 29, 2019	$10,790	$—	$10,790